INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Tax Expense

	For the year ended December 31,
	2023	2022	2021
Tax expense:
Current tax expense	(72,549)	(44,756)	(53,319)
Deferred tax gain	33,038	1,351	24,822
TOTAL INCOME TAX EXPENSE	(39,511)	(43,405)	(28,497)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate
The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2023	2022	2021
Profit before income tax	198,019	192,884	124,852

Tax calculated at the tax rate in each country	(40,240)	(33,108)	(27,757)
Argentine Knowledge Economy Law (note 3.7.1.1)	2,297	1,358	1,157
Non-deductible expenses / non-taxable gains	(1,695)	61	2,122
Tax loss carry forward not recognized	(207)	(3,096)	(2,873)
Recognition of previously unrecognized tax losses	4,993	—	—
Foreign withholding tax	(5,107)	(2,683)	—
Exchange difference	1,130	(5,937)	(1,146)
Other	(682)	—	—
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(39,511)	(43,405)	(28,497)

Schedule of Deferred Tax Assets (Liabilities)

	As of December 31,
	2023	2022
Provision for vacation and bonus	36,134	27,747
Intercompany trade payables	15,841	17,323
Share-based compensation plan	14,827	13,048
Loss carryforward (1)	9,933	9,304
Allowance for doubtful accounts	4,656	1,937
Inflation adjustment	416	721
Contingencies	—	242
Other Assets	(191)	(2,989)
Goodwill	(8,894)	(6,100)
Property, equipment, intangibles and leases	(29,109)	(32,690)
Others	7,458	2,148
TOTAL DEFERRED TAX	51,071	30,691

(1)As of December 31, 2023 and 2022, the detail of the loss carryforward is as follows:

	2023		2022
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Dynaflows S.A.	149	2027	—	2027
IAFH Global S.A	—	2024	74	2024
IAFH Global S.A	—	2025	528	2025
IAFH Global S.A	—	2027	3,192	2027
Decision Support, S.A	—	2026	549	2026
Decision Support, S.A	—	2027	173	2027
BSF S.A.	309	2027	—	2027
Atix Labs, SRL	13	2026	57	2026
Atix Labs, SRL	19	2027	192	2027
Atix Labs, SRL	83	2028	—	2028
Gut Agency SRL	1,371	2028	—	2028
IBS Integrated Business Solutions Consultoria	1,607	does not expire	—	does not expire
Grupo Assa Corp	41	does not expire	—	does not expire
Augmented Coding US, LLC	557	does not expire	106	does not expire
Augmented Coding Spain, S.A	910	does not expire	379	does not expire
La Liga Content Protection S.L	367	does not expire	—	does not expire
Globant Portugal Unipessoal Lda	50	does not expire	—	does not expire
Globant Colombia S.A.S.	—	does not expire	385	does not expire
Globant S.A.	1,099	2038	—	2038
Globant España S.A.	328	does not expire	—	does not expire
Sports Reinvention Entertainment Group S.L	1,890	does not expire	3,669	does not expire
Gut Agency LLC	1,140	does not expire	—	does not expire
	9,933		9,304

The Company has an amount of tax losses carried forward of 2,320 which has not been recognized as a Deferred Tax Asset because the relevant recognition criteria has not been met.
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2023	Opening	Recognized in	Recognized	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	acquisitions	balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	13,048	9	1,770	—	—	14,827
Provision for vacation and bonus	27,747	7,105	1,144	—	138	36,134
Intercompany trade payables	17,323	(1,482)	—	—	—	15,841
Property, equipment, intangibles and leases	(32,690)	8,957	—	—	(5,376)	(29,109)
Goodwill	(6,100)	(2,794)	—	—	—	(8,894)
Allowance for doubtful accounts	1,937	2,719	—	—	—	4,656
Contingencies	242	(242)	—	—	—	—
Inflation adjustments	721	(305)	—	—	—	416
Other assets	(2,989)	2,798	—	—	—	(191)
Others	2,148	5,508	—	—	(198)	7,458
Subtotal	21,387	22,273	2,914	—	(5,436)	41,138
Loss carryforward	9,304	330	946	(3,142)	2,495	9,933
TOTAL	30,691	22,603	3,860	(3,142)	(2,941)	51,071

(*) Includes foreign exchange loss of 10,435.

2022	Opening	Recognized in	Recognized	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	acquisitions	balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	30,788	20	(17,760)	—	—	13,048
Provision for vacation and bonus	24,621	3,205	(79)	—	—	27,747
Intercompany trade payables	18,613	(1,290)	—	—	—	17,323
Property, equipment, intangibles and leases	(20,512)	(3,170)	—	—	(9,008)	(32,690)
Goodwill	(3,681)	(2,419)	—	—	—	(6,100)
Allowance for doubtful accounts	1,604	333	—	—	—	1,937
Contingencies	356	(114)	—	—	—	242
Inflation adjustments	2,357	(1,636)	—	—	—	721
Other assets	(1,404)	(1,585)	—	—	—	(2,989)
Others	1,506	1,277	—	—	(635)	2,148
Subtotal	54,248	(5,379)	(17,839)	—	(9,643)	21,387
Loss carryforward	2,867	3,747	—	(979)	3,669	9,304
TOTAL	57,115	(1,632)	(17,839)	(979)	(5,974)	30,691
(*) Includes foreign exchange loss of 2,983.